PREMISES AND EQUIPMENT (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Premises:
Property, Plant and Equipment, Gross	$ 49,246,188	$ 47,521,426
Less accumulated depreciation and amortization	14,621,836	13,898,415
Property, Plant and Equipment, Net	34,624,352	33,623,011
Land
Premises:
Property, Plant and Equipment, Gross	10,566,139	10,352,314
Buildings and Improvements
Premises:
Property, Plant and Equipment, Gross	27,463,504	26,164,412
Equipment
Premises:
Property, Plant and Equipment, Gross	10,436,712	10,927,780
Construction in Progress
Premises:
Property, Plant and Equipment, Gross	$ 779,833	$ 76,920